Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1, 2015	39,826	11,652	—	51,478
Foreign exchange impact	1,919	(535)	—	1,384

Balance as of December 31, 2015	41,745	11,117	—	52,862
Impairment provided in 2016	(36,726)	—	—	(36,726)
Foreign exchange impact	(5,019)	(851)	—	(5,870)

Balance as of December 31, 2016	$—	$10,266	$—	$10,266
New acquisitions (Note 5)	—	2,318	64,735	67,053
Foreign exchange impact	—	836	3,241	4,077

Balance as of December 31, 2017	$—	$13,420	$67,976	$81,396

Schedule of intangible assets

	As of December 31, 2016				As of December 31, 2017
	Cost	Accumulated Amortization	Accumulated Impairment	Net	Cost	Accumulated Amortization	Accumulated Impairment	Net
	(In thousands)				(In thousands)
Technology*	$15,698	$(14,196)	(1,243)	$259	$36,859	$(17,274)	(1,243)	$18,342
Software*	1,861	(1,861)	—	—	1,861	(1,861)	—	—
Games*	1,688	(979)	—	709	1,688	(1,308)	—	380
Other*	7,899	(4,800)	(2,225)	874	12,090	(5,776)	(2,225)	4,089

Total	$27,146	$(21,836)	(3,468)	$1,842	$52,498	$(26,219)	$(3,468)	$22,811

* Intangible assets are amortized over the estimated useful lives ranging from one to ten years.

Schedule of estimated amortization expenses

As of December 31, 2017, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2018	$5,728
2019	5,095
2020	5,092
2021	5,009
2022 and thereafter	1,322

Total expected amortization expense**	$22,246

** The table above excludes indefinite lived intangible assets of $0.6 million.